Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill derecognized		$ 4,700,000
Percentage of cash flows based on estimated growth rate	1.90%	1.90%
Percentage of cash flows based on discount rate	9.70%	11.70%
Impairment loss recognised in profit or loss, goodwill	$ 0
Goodwill And Software Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Impairment losses		$ 7,190,000
Deferred Development Costs
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Impairment losses		2,550,000
Software Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Software technology derecognized		$ 1,000,000
Brand
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 0